Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000203277 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000203277 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[1]
C000203277 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000203277 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000203277 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000203277 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000203277 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000203277 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000203277 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000203277 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000203277 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000203277 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000203277 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000203276 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000203276 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[2]
C000203276 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000203276 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000203276 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000203276 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000203276 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000203276 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000203276 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000203276 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000203276 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000203276 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000203276 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000203275 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000203275 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[3]
C000203275 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000203275 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000203275 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000203275 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000203275 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000203275 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000203275 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000203275 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000203275 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000203275 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000203275 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000203274 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000203274 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[4]
C000203274 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000203274 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000203274 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000203274 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000203274 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000203274 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000203274 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000203274 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000203274 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000203274 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000203274 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000203273 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000203273 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[5]
C000203273 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000203273 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000203273 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000203273 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000203273 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000203273 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000203273 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000203273 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000203273 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000203273 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000203273 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000225320 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000225320 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[6]
C000225320 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225320 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.70%
C000225320 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225320 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000225320 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000225320 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000225320 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000225320 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000225320 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000225320 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000225320 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000225317 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000225317 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[7]
C000225317 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225317 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.70%
C000225317 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225317 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000225317 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000225317 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000225317 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000225317 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000225317 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000225317 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000225317 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000225318 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000225318 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[8]
C000225318 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225318 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.70%
C000225318 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225318 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000225318 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000225318 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000225318 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000225318 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000225318 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000225318 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000225318 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000225319 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000225319 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[9]
C000225319 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225319 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.70%
C000225319 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225319 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000225319 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000225319 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000225319 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000225319 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000225319 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000225319 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000225319 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000225316 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000225316 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[10]
C000225316 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225316 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.70%
C000225316 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225316 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000225316 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000225316 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000225316 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000225316 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000225316 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000225316 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000225316 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000225321 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225321 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[11]
C000225321 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000225321 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%
C000225321 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000225321 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000225321 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000225321 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225321 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000225321 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000225321 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000225321 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000225321 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000225325 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225325 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[12]
C000225325 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000225325 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%
C000225325 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000225325 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000225325 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000225325 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225325 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000225325 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000225325 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000225325 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000225325 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000225324 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225324 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[13]
C000225324 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000225324 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%
C000225324 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000225324 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000225324 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000225324 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225324 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000225324 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000225324 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000225324 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000225324 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000225323 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225323 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[14]
C000225323 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000225323 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%
C000225323 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000225323 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000225323 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000225323 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225323 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000225323 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000225323 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000225323 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000225323 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000225322 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225322 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[15]
C000225322 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000225322 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%
C000225322 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000225322 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000225322 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000225322 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225322 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000225322 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000225322 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000225322 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000225322 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000234321 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000234321 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	82.00%
C000234321 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000234321 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000234321 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000237453 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000237453 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	82.00%
C000237453 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000237453 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000237453 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000234322 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000234322 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	82.00%
C000234322 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000234322 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000234322 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000234320 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000234320 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	82.00%
C000234320 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000234320 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000234320 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000238563 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238563 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238563 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238563 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
C000238563 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
C000238563 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238570 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238570 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238570 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238570 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
C000238570 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
C000238570 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238568 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238568 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238568 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238568 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
C000238568 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
C000238568 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238567 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238567 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238567 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238567 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
C000238567 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
C000238567 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238566 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238566 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238566 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238566 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
C000238566 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
C000238566 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238565 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238565 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238565 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238565 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
C000238565 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
C000238565 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238564 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238564 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238564 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238564 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
C000238564 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
C000238564 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238569 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238569 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238569 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238569 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
C000238569 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
C000238569 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238571 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000238571 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238571 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238571 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000238571 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000238571 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238572 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000238572 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238572 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238572 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000238572 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000238572 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238573 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000238573 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238573 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238573 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000238573 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000238573 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238574 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000238574 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238574 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238574 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000238574 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000238574 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238575 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000238575 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238575 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238575 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000238575 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000238575 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238576 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000238576 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238576 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238576 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000238576 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000238576 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000271411 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000271411 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000271411 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000271411 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000271411 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
C000271411 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000271418 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000271418 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000271418 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000271418 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000271418 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
C000271418 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000271416 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000271416 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000271416 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000271416 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000271416 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
C000271416 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000271415 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000271415 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000271415 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000271415 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000271415 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
C000271415 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000271414 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000271414 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000271414 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000271414 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000271414 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
C000271414 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000271413 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000271413 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000271413 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000271413 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000271413 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
C000271413 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000271412 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000271412 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000271412 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000271412 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000271412 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
C000271412 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000271417 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000271417 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000271417 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000271417 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000271417 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
C000271417 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000271419 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000271419 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000271419 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000271419 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000271419 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000271419 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000271422 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000271422 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000271422 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000271422 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000271422 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000271422 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000271423 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000271423 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000271423 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000271423 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000271423 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000271423 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000271424 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000271424 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000271424 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000271424 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000271424 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000271424 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000271420 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000271420 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000271420 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000271420 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000271420 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000271420 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000271421 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000271421 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000271421 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000271421 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000271421 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000271421 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%

[1]	Equity-Linked Notes that are linked to the S&P 500 Index.
[2]	Equity-Linked Notes that are linked to the S&P 500 Index.
[3]	Equity-Linked Notes that are linked to the S&P 500 Index.
[4]	Equity-Linked Notes that are linked to the S&P 500 Index.
[5]	Equity-Linked Notes that are linked to the S&P 500 Index.
[6]	Put Options Purchased
[7]	Put Options Purchased
[8]	Put Options Purchased
[9]	Put Options Purchased
[10]	Put Options Purchased
[11]	Put Options Purchased
[12]	Put Options Purchased
[13]	Put Options Purchased
[14]	Put Options Purchased
[15]	Put Options Purchased